Revenue - Contract balance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Revenue
Contract assets	¥ 0		¥ 0
Advance from customers	95,698		46,151		$ 13,685
Revenue recognized	¥ 19,192	$ 2,744	¥ 28,013	¥ 61,087